SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Significant risks and uncertainties (Details) - customer	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant risks and uncertainties
Interest rate caps	10.00%
Number of major customers	3	2
Customer concentration Risk | Revenue Benchmark | Two automobile trading customers | Minimum
Significant risks and uncertainties
Percentage of revenue generated from customers		31.60%	10.00%
Customer concentration Risk | Revenue Benchmark | One bitcoin mining customer
Significant risks and uncertainties
Percentage of revenue generated from customers	80.95%
Customer concentration Risk | Credit Risk | Zero customer
Significant risks and uncertainties
Percentage of revenue generated from customers	10.00%	10.00%
Automobiles sector | Customer concentration Risk | Revenue Benchmark | Two automobile trading customers | Maximum
Significant risks and uncertainties
Percentage of revenue generated from customers		16.10%	27.20%
Automobiles sector | Customer concentration Risk | Revenue Benchmark | Automobile trading customer one
Significant risks and uncertainties
Percentage of revenue generated from customers			14.20%
Automobiles sector | Customer concentration Risk | Revenue Benchmark | Automobile trading customer two
Significant risks and uncertainties
Percentage of revenue generated from customers		15.50%	13.00%